Marketable securities and short-term investments - Summary of Marketable Securities and Short term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Marketable securities and shortterm investments [Line Items]
Marketable securities		$ 16,969	$ 14,495
Short-term investments	$ 177,191
Marketable securities and short-term investments	$ 177,191	$ 16,969